Leases (Details)	9 Months Ended
Sep. 30, 2023 USD ($) ft²
Leases (Details) [Line Items]
Aggregate amount | $	$ 300,000
Virginia [Member]
Leases (Details) [Line Items]
Area of land	25,000
Lease expires	August 2026
California [Member]
Leases (Details) [Line Items]
Area of land	5,810
Lease expires	August 2024
New York [Member]
Leases (Details) [Line Items]
Area of land	3,150
Lease expires	December 2024